Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 8,410	$ 1,306
Short term deposit		3,029	10,184
Investment in shares		3,607	783
Investment in warrants		1,026	191
Other current assets		222	396
Total current assets		16,294	12,860
Intangible asset, net		2,397	2,547
Property and equipment, net		12	12
Long term deposit		6,159	6,018
Total long term assets		8,568	8,577
Total assets		24,862	21,437
Current liabilities:
Employees and payroll-related liabilities		59	149
Other payables and accrued expenses		389	294
Total current liabilities		448	443
Shareholders’ equity:
Ordinary shares, no par value per share; Authorized: 2,000,000,000 shares as of June 30, 2026 and December 31, 2025; Issued and outstanding: 2,125,659 and 1,608,266 shares as of June 30, 2026, and December 31, 2025, respectively	[1]
Additional paid-in capital		34,239	29,395
Accumulated deficit		(9,825)	(8,401)
Total shareholders’ equity		24,414	20,994
Total liabilities and shareholders’ equity		$ 24,862	$ 21,437

[1]	After giving effect to the share splits and the reverse share split, see also note 5.